13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash	$ 135,203	$ 403,093	$ 412,676
Restricted cash	0	234,081	$ 0
Fair Value, Inputs, Level 1
Cash	135,203	403,093
Restricted cash		234,081
Fair Value, Inputs, Level 2
Cash	0	0
Restricted cash		0
Fair Value, Inputs, Level 3
Cash	$ 0	0
Restricted cash		$ 0